As filed with the Securities and Exchange Commission on April 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-888-729-6633
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Schedule of Portfolio Investments
January 31, 2010 (Unaudited)
Alpine International Real Estate Equity Fund

	Security
Shares	Description	Value
Common Stocks - 102.4%
Asia - 29.0%
China - 6.8%
2,957,520	Agile Property Holdings, Ltd.	$3,736,922
1,144,348	CapitaRetail China Trust	976,510
16,590,100	C C Land Holdings, Ltd.	6,089,914
25,717,800	Franshion Properties	8,513,031
4,410,165	Glorious Property Holdings, Ltd. (a)	1,698,414
4,798,900	Hopson Development Holdings, Ltd.	6,026,478
7,432,738	KWG Property Holdings, Ltd.	4,518,644
12,859,281	New World China Land, Ltd.	3,941,948
3,881,024	Shanghai Forte Land Co.	1,039,745
10,112,995	Shenzhen Investment, Ltd.	3,634,137
4,308,247	Soho China, Ltd.	2,114,186
		42,289,929
Hong Kong - 3.1%
2,534,000	The Hongkong & Shanghai Hotels, Ltd.	3,583,658
590,000	Longfor Properties Co., Ltd. (a)	581,341
1,615,000	Mandarin Oriental International, Ltd.	2,277,150
7,357,000	Midland Holdings, Ltd.	6,235,107
5,304,926	Shui On Construction and Materials, Ltd.	6,832,767
		19,510,023
India - 5.9%
2,295,373	Hirco PLC (a)	5,567,910
1,056,176	Ishaan Real Estate PLC (a)	970,766
2,000,000	South Asian Real Estate, Ltd. (a)(b)(g)	12,979,747
8,327,900	Trikona Trinity Capital PLC (a)	6,190,114
7,240,153	Unitech Corporate Parks (a)	3,298,396
1,491,800	Yatra Capital, Ltd. (a)(e)	7,911,562
		36,918,495
Indonesia - 0.7%
92,000,000	Bakrieland Development (a)	2,558,289
30,600,000	Lippo Karawaci (a)	1,734,545
3,000,000	Summarecon Agung	224,599
		4,517,433
Japan - 4.8%
98,800	Aeon Mall Co., Ltd.	1,808,205
52,900	GOLDCREST Co., Ltd.	1,489,158
605,636	Nomura Real Estate Holdings	9,111,546
3,508	NTT Urban Development Corp.	2,584,412
5,790	Secured Capital Japan Co., Ltd. (a)	5,176,458
200,000	Star Asia Finance, Ltd. (a)(b)(d)	180,000
187,500	Sumitomo Realty & Development Co., Ltd.	3,346,397
40,178	Tachihi Enterprise Co., Ltd.	2,247,814
1,000,000	Tokyo Tatemono Co.	3,966,100
		29,910,090

Malaysia - 0.4%
5,506,000	Aseana Properties, Ltd. (a)	2,546,525

Philippines - 0.4%
20,891,200	SM Development Corp.	2,336,220

Singapore - 3.7%
10,879,000	Banyan Tree Holdings, Ltd. (a)	5,454,005
9,036,625	CapitaCommercial Trust	6,811,607
2,924,300	Parkway Holdings, Ltd. (a)	5,614,656
619,832	Starhill Global REIT	235,812
4,155,867	Yanlord Land Group, Ltd.	5,201,298
		23,317,378

Thailand - 3.2%
9,342,300	Central Pattana PCL	5,291,015
16,591,550	The Erawan Group PCL	1,169,580
35,282,845	Minor International PCL	11,479,281
3,691,100	Saha Pathana Inter-Holding PCL	1,890,306
		19,830,182
	Total Asia (Cost $255,337,684)	181,176,275

Australia - 5.1%
Australia - 5.1%
15,248,402	Charter Hall Group	8,903,073
3,186,414	FKP Property Group	1,973,204
3,970,612	Goodman Group	2,054,873
4,205,476	Mirvac Group	5,413,147
4,080,961	Stockland	13,466,135
	Total Australia (Cost $20,065,720)	31,810,432

Europe - 27.0%
Austria - 1.4%
473,664	Conwert Immobilien Invest SE (a)	5,470,608
292,663	Immoeast Immobilien (a)	1,424,279
560,991	Immofinanz Immobilien Anlagen AG (a)	1,858,977
		8,753,864
Finland - 0.6%
977,718	Citycon OYJ	3,917,704

France - 4.0%
273,136	Club Mediterranee SA (a)	4,701,602
251,928	Kaufman & Broad SA	5,997,454
166,193	Nexity	6,074,050
115,893	Pierre & Vacances	8,172,478
		24,945,584
Germany - 2.2%
668,097	DIC Asset AG	8,243,297
8,092,900	Sirius Real Estate, Ltd. (a)	2,749,099
14,610,263	Treveria PLC (a)	2,836,000
		13,828,396
Greece - 0.3%
319,533	Babis Vovos International Construction SA (a)	1,758,840

Italy - 0.3%
2,652,075	Pirelli & Co. Real Estate SPA (a)	1,680,437

Norway - 2.9%
1,981,700	BWG Homes ASA (a)	7,193,407
4,332,907	Norwegian Property ASA (a)	9,890,411
3,302,082	Scandinavian Property (a)	836,252
		17,920,070
Poland - 1.0%
723,246	Globe Trade Centre SA (a)	5,943,165
3,265,000	Nanette Real Estate Group NV (a)(b)	417,526
		6,360,691
Russia - 2.4%
801,650	LSR Group OJSC - ADR (a)(c)	6,573,530
835,805	Mirland Development Corp. (a)	2,418,208
713,228	PIK Group - ADR (a)(c)	3,708,786
1,724,911	RGI International, Ltd. (a)	2,501,121
		15,201,645
Spain - 0.2%
117,314	Sol Melia SA	967,803

Sweden - 2.3%
690,787	JM AB (a)	10,120,479
1,102,282	Rezidor Hotel Group AB (a)	3,968,290
		14,088,769
Turkey - 0.1%
920,000	The Ottoman Fund, Ltd. (a)	669,128

Ukraine - 0.1%
1,180,000	KDD Group NV (a)	782,781

United Kingdom - 9.2%
1,006,675	Barratt Developments PLC (a)	1,926,166
1,583,194	Great Portland Estates PLC	7,118,919
4,000,000	Quintain Estates & Development (a)	3,756,454
1,928,570	Redrow PLC (a)	4,038,470
11,381,182	Regus PLC	16,246,097
2,719,877	Segro PLC	13,651,775
1,141,791	Shaftesbury PLC	6,946,493
514,706	Songbird Estates (a)	1,349,315
4,229,441	Taylor Wimpey PLC (a)	2,617,752
		57,651,441
	Total Europe (Cost $306,421,876)	168,527,153

Middle East/Africa - 1.0%
Egypt - 0.5%
1,954,285	Palm Hills Developments SAE (a)	3,171,914

United Arab Emirates - 0.5%
868,311	Kingdom Hotel Investments - GDR (a)	3,082,504
	Total Middle East/Africa (Cost $8,230,838)	6,254,418

North & South America - 40.3%
Brazil - 33.8%
635,359	Aliansce Shopping (a)	2,956,020
5,100,800	Agra Empreendimentos Imobiliarios SA	13,665,273
1,175,800	BR Malls Participacoes SA (a)	12,787,215
3,813,283	Brascan Incorporacoes SA	16,709,664
2,264,200	Brasil Brokers Participacoes SA	9,513,244
662,380	Brazil Hospitality Group	6,114,277
2,906,710	Cyrela Commercial Properties SA	18,797,239
2,936,508	Direcional Engenha (a)	17,915,035
167,313	Ez Tec Empreendimentos e Participacoes SA	723,396
1,087,900	General Shopping Brasil SA (a)	5,707,868
817,151	Iguatemi Empresa de Shopping Centers SA	12,350,468
2,523,500	JHSF Participacoes SA	4,618,607
200,000	LPS Brasil Consultoria de Imoveis SA (a)	2,376,658
2,311,200	MRV Engenharia	14,897,125
1,058,800	Multiplan Empreendimentos Imobiliarios SA	16,850,928
3,109,400	PDG Realty SA	24,759,732
709,051	Rodobens Negocios Imobiliarios SA	6,353,247
1,436,984	Rossi Residential SA	9,986,467
475,394	Sao Carlos Empreendimentos	4,073,004
2,036,800	Tecnisa SA	10,211,013
		211,366,480
Canada - 2.6%
165,110	Clublink Enterprises, Ltd.	974,369
386,000	Crombie Real Estate Investment Trust (c)	4,097,358
180,925	Killam Properties, Inc.	1,412,882
400,000	Killam Properties, Inc. (c)	3,123,685
683,500	Lakeview Hotel Real Estate Investment Trust (a)	274,870
133,000	Lakeview Hotel Real Estate Investment Trust (a)(c)	53,486
91,700	Mainstreet Equity Corp. (a)	922,789
300,000	Mainstreet Equity Corp. (a)(c)	3,018,938
477,700	Parkbridge Lifestyles Communities, Inc. (a)	2,256,147
		16,134,524

	United States - 3.9%
	16,743	Alexander's, Inc. (a)	4,893,812
	673,900	Orient-Express Hotels, Ltd. - Class A (a)	6,577,264
	282,300	Sunrise Senior Living, Inc. (a)	838,431
	519,696	Verde Realty (a)(b)(f)	12,056,947
			24,366,454
		Total North & South America (Cost $279,828,640)	251,867,458
		Total Common Stocks (Cost $869,884,758)	639,635,736

	Equity-Linked Structured Notes - 4.4%
	India - 4.4%
	1,061,900	Housing Development & Infrastructure, Ltd. - Macquarie Group, Ltd. (a)	7,603,728
	180,695	Housing Development & Infrastructure, Ltd. - Merrill Lynch & Co., Inc. (a)	1,293,865
	48,924	Housing Development Finance Corp. - Merrill Lynch & Co., Inc. (a)	2,526,045
	1,190,000	Phoenix Mills, Ltd. - Merrill Lynch & Co., Inc. (a)	5,111,046
	6,700,000	Unitech, Ltd. - Morgan Stanley & Co., Inc.	10,782,110
		Total Equity-Linked Structured Notes (Cost $23,960,821)	27,316,794

	Warrants - 0.3%
	11,134,400	SP Setia Berhad
		Expiration: January, 2013,
		Exercise Price: MYR 4.480 (a)	1,795,344
		Total Warrants (Cost $3,260,920)	1,795,344

	Short-Term Investments - 0.0%
	199	Federated Treasury Obligations Fund, 0.01%	199
		Total Short-Term Investments (Cost $199)	199
		Total Investments (Cost $897,106,698) - 107.1%	668,748,073
		Liabilities in Excess of Other Assets - (7.1)%	(44,236,811)
		TOTAL NET ASSETS - 100.0%	$624,511,262

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
GDR -	Global Depository Receipt
MYR -	Malaysian Ringgit
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 4.1% of the
	Fund's net assets.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
	normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the
	Board of Trustees. Liquid securities restricted under Rule 144A comprised 3.3% of the Fund's net assets.
(d)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
	normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the
	Board of Trustees. Illiquid securities restricted under Rule 144A comprised 0.0% of the Fund's net assets.
(e)	Affiliated issuer.
(f)	Illiquid security.
(g)	Private placement.

Schedule of Portfolio Investments
January 31, 2010 (Unaudited)
Alpine Realty Income & Growth Fund

	Security
Shares	Description	Value
Common Stocks - 1.3%
Diversified Financial Institutions - 1.3%
359,175	Citigroup, Inc.	$1,192,461

Lodging - 0.0%
5,293	7 Days Group Holdings, Ltd. - ADR (a)	63,992
	Total Common Stocks (Cost $1,189,624)	1,256,453

Real Estate Investment Trusts - 84.3%
Apartments - 9.4%
10,525	AvalonBay Communities, Inc.	806,320
68,360	Equity Residential	2,190,938
29,065	Essex Property Trust, Inc.	2,316,190
67,100	Home Properties, Inc.	2,974,543
25,740	Post Properties, Inc.	459,459
		8,747,450
Diversified - 11.0%
13,200	Crombie Real Estate Investment Trust	140,117
248,700	Crombie Real Estate Investment Trust (c)	2,639,930
86,364	Verde Realty (a)(b)(d)	2,003,645
65,717	Vornado Realty Trust	4,250,575
		9,034,267
Health Care - 10.8%
70,700	HCP, Inc.	2,004,345
48,300	Health Care REIT, Inc.	2,076,900
107,047	Omega Healthcare Investors, Inc.	2,002,849
93,500	Ventas, Inc.	3,945,700
		10,029,794
Lodging - 0.0%
1,600	Chesapeake Lodging Trust (a)	30,320

Mortgage & Finance - 4.2%
40,000	Annaly Capital Management, Inc.	695,200
40,000	Apollo Commercial Real Estate Finance, Inc.	706,800
97,401	Cypress Sharpridge Investments, Inc.	1,312,966
62,000	Starwood Property Trust, Inc.	1,215,820
		3,930,786
Net Lease - 3.2%
86,249	Entertainment Properties Trust	3,010,953

Office - Industrial Buildings - 30.4%
56,128	Alexandria Real Estate Equities, Inc.	3,352,525
80,368	AMB Property Corp.	1,928,832
71,111	Boston Properties, Inc.	4,612,971
52,600	Brookfield Properties Corp.	629,622
20,153	Corporate Office Properties Trust	719,261
176,509	Douglas Emmett, Inc.	2,441,119
121,781	DuPont Fabros Technology, Inc.	2,024,000
79,700	Kilroy Realty Corp.	2,302,533
62,208	Liberty Property Trust	1,891,123
75,300	Mack-Cali Realty Corp.	2,456,286
430,697	Maguire Properties, Inc. (a)	706,343
183,900	ProLogis	2,317,140
63,051	SL Green Realty Corp.	2,868,190
		28,249,945
Retail Centers - 13.9%
251,911	CBL & Associates Properties, Inc.	2,519,110
14,100	Federal Realty Investment Trust	907,758
45,000	Kimco Realty Corp.	567,900
62,367	The Macerich Co.	1,924,022
6,917	Saul Centers, Inc.	246,522
66,595	Simon Property Group, Inc.	4,794,840
10,000	Tanger Factory Outlet Centers, Inc.	383,000
51,038	Taubman Centers, Inc.	1,615,863
		12,959,015

	Storage - 2.6%
	30,665	Public Storage	2,428,055
		Total Real Estate Investment Trusts (Cost $67,339,064)	78,420,585

	Preferred Stocks - 18.9%
	Diversified - 1.1%
	30,500	Vornado Realty Trust, Series G, 6.625%	643,550
	18,622	Vornado Realty Trust, Series I, 6.625%	400,745
			1,044,295
	Health Care - 0.8%
	30,000	Omega Healthcare Investors, Inc., Series D, 8.375%	742,500

	Lodging - 1.8%
	6,200	Hospitality Properties Trust, Series B, 8.875%	155,558
	14,500	LaSalle Hotel Properties, Series D, 7.500%	303,630
	13,400	LaSalle Hotel Properties, Series G, 7.250%	288,770
	43,400	Sunstone Hotel Investors, Inc., Series A, 8.000%	979,104
			1,727,062
	Net Lease - 3.2%
	142,800	Entertainment Properties Trust, Series D, 7.375%	2,947,392

	Office - Industrial Buildings - 6.6%
	11,300	AMB Property Corp., Series O, 7.000%	256,962
	11,200	Digital Realty Trust, Inc. Series A, 8.500%	279,664
	44,900	Kilroy Realty Corp., Series F, 7.500%	1,010,924
	85,100	Prime Group Realty Trust, Series B, 9.000%	331,890
	82,000	PS Business Parks Inc., Series H, 7.000%	1,849,100
	24,200	PS Business Parks, Inc., Series L, 7.600%	575,355
	79,600	SL Green Realty Corp., Series D, 7.875%	1,869,804
			6,173,699
	Retail Centers - 4.0%
	97,700	CBL & Associates Properties, Inc., Series D, 7.375%	1,958,885
	13,400	Developers Diversified Realty Corp., Series H, 7.375%	267,330
	11,800	Developers Diversified Realty Corp., Series I, 7.500%	236,590
	17,200	Glimcher Realty Trust, Series F, 8.750%	302,720
	16,500	Glimcher Realty Trust, Series G, 8.125%	307,725
	26,300	Regency Centers Corp., Series D, 7.250%	612,790
			3,686,040
	Storage - 1.4%
	36,600	Public Storage, Series D, 6.180%	798,246
	22,691	Public Storage, Series W, 6.500%	504,875
			1,303,121
		Total Preferred Stocks (Cost $17,588,192)	17,624,109

	Short-Term Investments - 0.0%
	87	Federated Treasury Obligations Fund, 0.01%	87
	18	Milestone Funds Treasury Obligations Portfolio, 0.03%	18
		Total Short-Term Investments (Cost $105)	105
		Total Investments (Cost $86,116,985) - 104.5%	97,301,252
		Liabilities in Excess of Other Assets - (4.5)%	(4,230,989)
		TOTAL NET ASSETS - 100.0%	$93,070,263

________________________
Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees. These securities
	comprised 2.2% of the Fund's net assets.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines
	established by the Board of Trustees. Securities restricted under Rule 144A comprised 2.8% of the Fund's net assets.
(d)	Illiquid security.

Schedule of Portfolio Investments
January 31, 2010 (Unaudited)
Alpine Cyclical Advantage Property Fund
	Security
Shares	Description	Value
Common Stocks - 92.9%
Asia - 12.2%
China - 3.4%
307,600	Agile Property Holdings Ltd.	$388,662
107,400	Hopson Development Holdings, Ltd.	134,873
600,000	KWG Property Holdings, Ltd.	364,763
1,500,000	New World China Land, Ltd.	459,818
1,000,000	Shenzhen Investment, Ltd.	359,353
493,421	SPG Land Holdings, Ltd.	249,762
		1,957,231
Hong Kong - 0.7%
500,000	Midland Holdings, Ltd.	423,753

Indonesia - 3.5%
25,000,000	Bakrieland Development (a)	695,187
10,000,000	Ciputra Development (a)	727,273
10,000,000	Lippo Karawaci (a)	566,845
		1,989,305
Japan - 1.6%
5,900	GOLDCREST Co., Ltd.	166,088
18,800	Sumitomo Realty & Development Co., Ltd.	335,532
100,000	Tokyo Tatemono Company	396,610
		898,230
Singapore - 1.2%
180,000	Parkway Holdings, Ltd. (a)	345,600
252,745	Yanlord Land Group, Ltd.	316,324
		661,924
Thailand - 1.8%
1,000,000	Minor International PCL	325,350
3,800,000	Supalai PCL	686,851
		1,012,201
	Total Asia (Cost $7,718,141)	6,942,644
Australia - 0.5%
Australia - 0.5%
90,000	Stockland	296,977
	Total Australia (Cost $300,946)	296,977
Europe - 9.2%
Austria - 0.5%
24,242	Immoeast AG (a)	117,977
44,879	Immofinanz Immobilien Anlagen AG (a)	148,717
		266,694
Germany - 1.5%
20,000	DIC Asset AG	246,770
100,000	TAG Immobilien AG (a)	610,060
		856,830
Greece - 0.7%
73,031	Babis Vovos International Construction SA (a)	401,992

Luxembourg - 2.4%
60,000	Altisource Portfolio Solutions SA (a)	1,377,000

Norway - 0.6%
100,000	BWG Homes ASA (a)	362,992

Poland - 0.0%
4,452	Atrium European Real Estate, Ltd.	27,222

Spain - 0.4%
23,973	Sol Melia SA	197,769

United Kingdom - 3.1%
100,668	Barratt Developments PLC (a)	192,617
593,164	Quintain Estates & Development (a)	557,048
192,855	Redrow PLC (a)	403,843
220,000	Songbird Estates (a)	576,736
		1,730,244
	Total Europe (Cost $5,108,298)	5,220,743
Middle East/Africa - 2.1%
Egypt - 2.1%
51,060	Six Of October Development & Investment (a)	802,665
300,000	TMG Holding (a)	395,243
	Total Middle East/Africa (Cost $1,179,596)	1,197,908
North & South America - 68.9%
Brazil - 15.3%
6,000	Brazil Hospitality Group	55,385
244,280	Brookfield Incorporacoes SA	1,070,426
5,000	Cyrela Brazil Realty SA - ADR	1,186,372
10,000	Cyrela Brazil Realty SA - GDR (c)	2,312,707
7,500	Cyrela Commercial Properties SA - ADR	195,415
15,000	Cyrela Commercial Properties SA - ADR (c)	390,831
228,571	Direcional Engenha (a)	1,394,465
70,140	Iguatemi Empresa de Shopping Centers SA	1,060,100
200,000	Tecnisa SA	1,002,653
		8,668,354
Canada - 1.9%
60,491	Brookfield Properties Corp.	724,078
75,000	Parkbridge Lifestyles Communities, Inc. (a)	354,220
		1,078,298
United States - 51.7%
4,044	Alexander's, Inc. (a)	1,182,021
20,000	Alexandria Real Estate Equities, Inc.	1,194,600
25,000	Apollo Commercial Real Estate Finance, Inc. (a)	441,750
161,538	Beazer Homes USA, Inc. (a)	629,998
10,600	Boston Properties, Inc.	687,622
50,000	Brookdale Senior Living, Inc. (a)	912,500
110,000	CB Richard Ellis Group, Inc. (a)	1,353,000
142,228	CBL & Associates Properties, Inc.	1,422,280
649,083	Champion Enterprises, Inc. (a)	48,681
201,375	Chimera Investment Corp.	789,390
66,867	Cogdell Spencer, Inc.	431,961
43,393	Colony Financial, Inc. (a)	863,521
116,728	DiamondRock Hospitality Co.	950,169
172,776	General Growth Properties, Inc.	1,606,816
100,000	Host Hotels & Resorts, Inc.	1,060,000
31,000	KB Home	473,680
40,250	Lennar Corp. - Class A	618,240
37,009	The Macerich Co.	1,141,727
127,500	Maguire Properties, Inc. (a)	209,100
209,600	MFA Financial, Inc.	1,542,656

	100,000	M/I Homes, Inc. (a)	1,032,000
	136,771	Ocwen Financial Corp. (a)	1,252,822
	170,000	Orient-Express Hotels Ltd. - Class A (a)	1,659,200
	70,000	ProLogis	882,000
	11,500	Pulte Homes, Inc. (a)	120,980
	6,000	Simon Property Group, Inc.	432,000
	15,300	Starwood Property Trust, Inc.	300,033
	150,000	Sunrise Senior Living, Inc. (a)	445,500
	45,000	Toll Brothers, Inc. (a)	831,150
	50,000	Two Harbors Investment Corp. (a)	475,000
	143,940	Verde Realty (a)(b)(d)	3,339,408
	15,440	Vornado Realty Trust	998,659
			29,328,464
		Total North & South America (Cost $46,373,281)	39,075,116
		Total Common Stocks (Cost $60,680,262)	52,733,388

	Equity-Linked Structured Notes - 3.0%
	100,000	Housing Development Holdings, Ltd. - Macquarie Group, Ltd. (a)	716,049
	300,000	Peninsula Land, Ltd. - Macquarie Group, Ltd. (a)	516,245
	300,000	Unitech, Ltd. - Macquarie Group, Ltd. (a)	482,781
		Total Equity-Linked Structured Notes (Cost $1,893,289)	1,715,075

	Short-Term Investments - 4.5%
	2,511,646	Federated Treasury Obligations Fund, 0.01%	2,511,646
		Total Short-Term Investments (Cost $2,511,646)	2,511,646
		Total Investments (Cost $65,085,197) - 100.4%	56,960,109
		Liabilities in Excess of Other Assets - (0.4)%	(244,577)
		TOTAL NET ASSETS - 100.0%	$56,715,532

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised
	5.9% of the Fund's net assets.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt
	from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under
	guidelines established by the Board of Trustees. Securities restricted under Rule 144A comprised 4.8% of the Fund's
	net assets.
(d)	Illiquid security.

Schedule of Portfolio Investments
January 31, 2010 (Unaudited)
Alpine Emerging Markets Real Estate Fund
	Security
Shares	Description	Value
Common Stocks - 78.5%
Asia - 28.6%
China - 10.5%
9,256	Agile Property Holdings, Ltd.	$11,695
50,000	C C Land Holdings, Ltd.	18,354
90,000	Franshion Properties	29,791
13,100	Hopson Development Holdings, Ltd.	16,451
40,000	Kaisa Group Holdings, Ltd. (a)	12,004
31,885	KWG Property Holdings, Ltd.	19,384
46,327	New World China Land, Ltd.	14,201
2,552	Shanghai Forte Land Co.	684
6,000	Shangri-La Asia, Ltd.	10,495
29,412	Shenzhen Investment, Ltd.	10,569
36,500	Soho China, Ltd.	17,912
66,579	SPG Land Holdings, Ltd.	33,701
28,500	Yanlord Land Group, Ltd.	35,670
		230,911
Hong Kong - 0.3%
5,000	Mandarin Oriental International, Ltd.	7,050

India - 2.2%
5,000	Hirco PLC (a)	12,129
30,000	Unitech Corporate Parks (a)	13,667
4,000	Yatra Capital, Ltd. (a)	21,213
		47,009
Indonesia - 5.3%
1,000,000	Bakrieland Development (a)	27,808
300,000	Ciputra Development (a)	21,818
300,000	Lippo Karawaci (a)	17,005
50,000	Semen Gresik Persero	42,781
100,000	Summarecon Agung	7,487
		116,899
Malaysia - 2.1%
100,000	Aseana Properties, Ltd. (a)	46,250

Singapore - 1.4%
28,000	Banyan Tree Holdings, Ltd. (a)	14,037
8,600	Parkway Holdings, Ltd. (a)	16,512
		30,549
Thailand - 5.4%
50,000	Central Pattana PCL	28,318
140,000	The Erawan Group PCL	9,869
75,000	Minor International PCL	24,401
40,000	Preuksa Real Estate PCL	19,521
200,000	Supalai PCL	36,150
		118,259
Vietnam - 1.4%
20,000	JSM Indochina, Ltd. (a)	12,000
20,000	Vinaland, Ltd. (a)	17,600
		29,600
	Total Asia (Cost $473,973)	626,527

Europe - 10.2%
Greece - 1.3%
5,411	Babis Vovos International Construction SA (a)	29,784

Poland - 2.2%
4,000	Globe Trade Centre SA (a)	32,869
5,000	Warimpex Finanz-Und Beteiligungs AG (a)	14,740
		47,609
Russia - 5.7%
4,000	LSR Group OJSC - ADR (a)(b)	32,800
11,074	Mirland Development Corp. (a)	32,040
3,864	PIK Group - GDR (a)(b)	20,093
20,000	Raven Russia, Ltd.	15,985
16,000	RGI International, Ltd. (a)	23,200
		124,118
Spain - 0.4%
1,200	Sol Melia SA	9,900
Ukraine - 0.6%
20,000	KDD Group NV (a)	13,267
	Total Europe (Cost $138,951)	224,678

Middle East/Africa - 6.1%
Egypt - 4.5%
500	Orascom Development Holding AG	29,462
5,715	Palm Hills Developments SAE (a)	9,276
2,553	Six Of October Development & Investment (a)	40,125
15,000	T M G Holding (a)	19,762
		98,625
United Arab Emirates - 1.6%
10,000	Kingdom Hotel Investments - GDR (a)	35,500
	Total Middle East/Africa (Cost $91,533)	134,125

North & South America - 33.6%
Brazil - 31.6%
12,437	Agra Empreendimentos Imobiliarios SA	33,319
2,800	BR Malls Participacoes SA (a)	30,451
1,000	Brasil Brokers Participacoes SA	4,202
4,000	Brazil Hospitality Group	36,923
12,580	Brookfield Incorporacoes SA	55,125
3,000	Cyrela Brazil Realty SA	34,440
3,991	Cyrela Commercial Properties SA	25,809
9,524	Direcional Engenha (a)	58,104
10,000	General Shopping Brasil SA (a)	52,467
3,236	Iguatemi Empresa de Shopping Centers SA	48,909
10,000	JHSF Participacoes SA	18,303
9,300	MRV Engenharia	59,944
3,000	Multiplan Empreendimentos Imobiliarios SA	47,745
7,000	PDG Realty SA	55,740
1,000	Rodobens Negocios Imobiliarios SA	8,960
5,392	Rossi Residential SA	37,472
894	Sao Carlos Empreendimentos	7,660
8,000	Tecnisa SA	40,106
10,000	Trisul SA	36,605
		692,284
Chile - 1.1%
20,000	Parque Arauco SA	24,385

	United States - 0.9%
	2,000	Orient-Express Hotels, Ltd. - Class A (a)	19,520
		Total North & South America (Cost $443,446)	736,189
		Total Common Stocks (Cost $1,147,903)	1,721,519

	Equity-Linked Structured Notes - 8.2%
	3,300	Housing Development & Infrastructure, Ltd. - Macquarie Group, Ltd. (a)	23,630
	805	Housing Development & Infrastructure, Ltd. - Merrill Lynch & Co., Inc. (a)	5,764
	250	Housing Development Finance Corp. - Merrill Lynch & Co., Inc. (a)	12,908
	20,013	Kolte Patil Development, Ltd. - Merrill Lynch & Co., Inc. (a)	25,336
	20,000	Peninsula Land, Ltd. - Macquarie Group, Ltd. (a)	34,416
	5,000	Phoenix Mills, Ltd. - Merrill Lynch & Co., Inc. (a)	21,475
	35,000	Unitech, Ltd. - Morgan Stanley & Co., Inc.	56,325
		Total Equity-Linked Structured Notes (Cost $148,699)	179,854

	Warrants - 0.6%
	80,000	SP Setia Berhad
		Expiration: January, 2013,
		Exercise Price: MYR 4.480 (a)	12,899
		Total Warrants (Cost $11,421)	12,899

	Short-Term Investments - 11.9%
	259,818	Federated Treasury Obligations Fund, 0.01%	259,818
		Total Short-Term Investments (Cost $259,818)	259,818
		Total Investments (Cost $1,567,841) - 99.2%	2,174,090
		Other Assets in Excess of Liabilities - 0.8%	18,402
		TOTAL NET ASSETS - 100.0%	$2,192,492

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
GDR -	Global Depository Receipt
MYR -	Malaysian Ringgit
(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers. These
	securities have been determined to be liquid under guidelines established by the Board of Trustees.
	Securities restricted under Rule 144A comprised 2.4% of the Fund's net assets.

Schedule of Portfolio Investments
January 31, 2010 (Unaudited)
Alpine Global Infrastructure Fund

	Security
Shares	Description	Value
Common Stocks - 92.5%
Capital Goods - 12.0%
1,000	Canadian Solar, Inc. (a)	$21,130
54,000	China State Construction International Holdings, Ltd.	18,849
500	Duoyuan Global Water, Inc. - ADR (a)	14,250
4,000	Empresas ICA SA de CV - ADR (a)	38,800
300	Fluor Corp.	13,602
800	Gamesa Corp. Tecnologica SA	11,719
450	Hochtief AG	33,654
1,000	MasTec, Inc. (a)	12,290
10,000	NWS Holdings, Ltd.	16,358
635	Vinci SA	34,169
		214,821
Commercial & Professional Services - 2.8%
1,000	Geo Group, Inc. (a)	18,500
2,000	IESI BFC, Ltd.	31,680
		50,180
Energy - 5.9%
1,300	El Paso Pipeline Partners LP	31,317
825	Enbridge, Inc.	35,848
355	NuStar Energy LP	19,781
1,251	SouthGobi Energy Resources, Ltd. (a)	18,046
		104,992
Materials - 6.0%
2,600	Buzzi Unicem SPA	23,432
27,500	China Zhongwang Holdings, Ltd. (a)(b)	28,584
400	HeidelbergCement AG	24,275
35,000	Semen Gresik Persero	29,946
		106,237
Media - 2.5%
1,500	Comcast Corp. - Class A	23,745
925	SES SA	20,379
		44,124
Software & Services - 1.9%
925	Telvent GIT SA	33,319

Technology Hardware & Equipment - 5.4%
2,500	Brocade Communications Systems, Inc. (a)	17,175
1,575	Cisco Systems, Inc. (a)	35,390
875	CommScope, Inc. (a)	23,809
3,250	ZTE Corp.	19,088
		95,462
Telecommunication Services - 9.1%
820	American Tower Corp. - Class A (a)	34,809
1,125	AT&T, Inc.	28,530
1,100	China Mobile, Ltd.	10,449
1,600	Deutsche Telekom AG	20,758
1,050	Koninklijke KPN NV	17,455
280	Millicom International Cellular SA (a)	19,970
400	MTN Group, Ltd.	5,742
11,400	Vodafone Group PLC	24,519
		162,232

	Transportation - 23.6%
	1,102	Abertis Infraestructuras SA	22,415
	275	Aeroports de Paris	21,546
	2,100	All America Latina Logistica	16,822
	850	Atlantia SPA	21,367
	400	Canadian National Railway Co.	19,947
	2,000	Cia de Concessoes Rodoviarias	42,674
	5,000	Cintra Concesiones de Infraestructuras de Transporte SA	52,479
	350	Fraport AG	17,829
	600	Hamburger Hafen Und Logistik AG	22,324
	37,000	International Container Terminal Services, Inc.	16,511
	20,000	Plus Expressways BHD	19,408
	2,000	Santos Brasil Participacoes	16,711
	210,000	Shenzhen International Holdings	15,958
	2,300	Tegma Gestao Logistica	19,522
	3,300	Transurban Group	15,268
	400	Union Pacific Corp.	24,200
	740	Vopak NV	55,743
			420,724
	Utilities - 23.3%
	675	American Electric Power Co., Inc.	23,389
	1,200	American Water Works Co., Inc.	26,160
	700	Aqua America, Inc.	11,613
	1,400	Calpine Corp. (a)	15,330
	5,000	Cascal NV	30,000
	2,375	Centrica PLC	10,246
	250	E.ON AG	9,241
	400	EDF SA	21,646
	1,130	Enagas	23,509
	525	Fortum OYJ	13,401
	725	GDF Suez	27,563
	3,000	Iberdrola SA	25,706
	600	ITC Holdings Corp.	32,232
	1,000	MPX Energia SA	12,228
	1,800	National Grid PLC	18,156
	1,175	Northeast Utilities	29,751
	200	RWE AG	17,814
	5,000	Snam Rete Gas SPA	23,570
	350	Southern Co.	11,200
	1,000	Veolia Environneme	33,054
			415,809
		Total Common Stocks (Cost $1,386,920)	1,647,900

	Investment Company - 1.7%
	2,000	Macquarie Global Infrastructure Total Return Fund, Inc.	29,980
		Total Investment Company (Cost $30,994)	29,980

	Equity-Linked Structured Notes - 1.2%
	29,613	National Hydroelectric Power Corp. - Macquarie Group, Ltd. (a)	21,198
		Total Equity-Linked Structured Notes (Cost $22,239)	21,198

	Short-Term Investments - 4.9%
	87,441	Federated Treasury Obligations Fund, 0.01%	87,441
		Total Short-Term Investments (Cost $87,441)	87,441
		Total Investments (Cost $1,527,594) - 100.3%	1,786,519
		Liabilities in Excess of Other Assets - (0.3)%	(5,905)
		TOTAL NET ASSETS - 100.0%	$1,780,614

_________________________
Percentages are stated as a percent of net assets.
ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 1.6% of the
	Fund's net assets.

The Funds value securities for which the primary market is on a domestic or foreign exchange and over-the-counter admitted to trading on the National Association of  Securities Dealers Automated Quotation Market System ("NASDAQ") at the last quoted sales price at the end of each business day or, if no sale, at the mean of the closing bid and asked prices. Over-the-counter securities are valued at the last quoted sales price at the end of each business day or, if no sale, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available or whose values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities' primary markets, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

For example, fair value pricing may be used where: (i) a security is illiquid (restricted securities and repurchase agreements maturing in more than seven days); (ii) the market or exchange for a security is closed on an ordinary trading day and no other market prices are available; (iii) the security is so thinly traded that there have been no transactions in the stock over an extended period; or (iv) the validity of a market quotation received is questionable. In addition, fair value pricing will be used if emergency or unusual situations have occurred, as such when trading of a security on an exchange is suspended; or when an event occurs after the close of the exchange on which the security is principally traded that is likely to have changed the value of the security before the NAV is calculated (applicable to foreign securities).

Among those factors that may be considered when fair valuing a security are: fundamental analytical data relating to the investment in the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; special reports prepared by analysts or the Adviser; information as to any transactions or offers with respect to the security; and the historical tendency of the security's price to track or respond to general and specific market movements (in terms of indices, sectors, or other market measurements).

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are eveloped based on the best information available.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available;
representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds' investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of January 31, 2010:

		International Real Estate Equity Fund	Realty Income & Growth Fund	Cyclical Advantage Property Fund	Emerging Markets Real Estate Fund	Global Infrastructure Fund
Level 1:
	Common Stocks
	Asia	$ 165,470,003	$ -	$ 6,942,644	$ 580,277	-
	Australia	22,907,359	-	296,977	-	-
	Capital Goods	-	-	-	-	214,821
	Commercial & Professional Services	-	-	-	-	50,180
	Diversified Financial Institutions	-	1,192,461	-	-	-

	Energy	-	-	-	-	104,992
	Europe	161,330,210	-	5,220,743	191,809	-
	Lodging	-	63,992	-	-	-
	Materials	-	-	-	-	77,653
	Media	-	-	-	-	44,124
	Middle East/Africa	6,254,418	-	1,197,908	134,125	-
	North & South America	239,810,511	-	33,423,001	736,189	-
	Software & Services	-	-	-	-	33,319
	Technology Hardware & Equipment	-	-	-	-	95,462
	Telecommunication Services	-	-	-	-	162,232
	Transportation	-	-	-	-	367,244
	Utilities	-	-	-	-	415,809
	Real Estate Investment Trusts
	Apartments	-	8,747,450	-	-	-
	Diversified	-	7,030,622	-	-	-
	Health Care	-	10,029,794	-	-	-
	Lodging	-	30,320	-	-	-
	Mortgage & Finance	-	3,930,786	-	-	-
	Net Lease	-	3,010,953	-	-	-
	Office - Industrial Buildings	-	28,249,945	-	-	-
	Retail Centers	-	12,959,015	-	-	-
	Storage	-	2,428,055	-	-	-
	Investment Companies	-	-	-	-	29,980
	Preferred Stocks
	Diversified	-	1,044,295	-	-	-
	Health Care	-	742,500	-	-	-
	Lodging	-	1,727,062	-	-	-
	Net Lease	-	2,947,392	-	-	-
	Office - Industrial Buildings	-	6,173,699	-	-	-
	Retail Centers	-	3,686,040	-	-	-
	Storage	-	1,303,121	-	-	-
	Short-Term Investments	199	105	2,511,646	259,818	87,441
Level 2:
	Common Stocks
	Asia	2,726,525	-	-	46,250	-
	Australia	8,903,073	-	-	-	-
	Europe	6,779,417	-	-	32,869	-
	North & South America	-	-	2,312,707	-	-
	Transportation	-	-	-	-	53,480
	Equity-Linked Structured Notes	27,316,794	-	1,715,075	179,854	21,198
	Warrants	1,795,344	-	-	12,899	-
Level 3:
	Common Stocks
	Asia	12,979,747	-	-	-	-
	Europe	417,526	-	-	-	-
	North America	12,056,947	-	3,339,408	-	-
	Materials	-	-	-	-	28,584
	Real Estate Investment Trusts
	Diversified	-	2,003,645	-	-	-
Total Investments		$ 668,748,073	$ 97,301,252	$ 56,960,109	$ 2,174,090	$ 1,786,519

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	International Real Estate Equity Fund	Realty Income & Growth Fund	Cyclical Advantage Property Fund	Emerging Markets Real Estate Fund	Global Infrastructure Fund
Balance as of October 31, 2009	$ 28,241,687	$ 2,003,645	$ 3,339,408	$ -	$ -
Accrued discounts / premiums	-	-	-	-	-
Realized gain (loss)	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(2,787,467)	-	-	-	(189)
Net purchases (sales)	-	-	-	-	28,773
Transfers in and / or out of Level 3	-	-	-	-	-
Balance as of January 31, 2010	$ 25,454,220	$ 2,003,645	$ 3,339,408	$ -	$ 28,584

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

   International Real
  Estate Equity Fund
Cost of investments                                                  $923,227,720
Gross unrealized appreciation                                   93,229,113
Gross unrealized depreciation                               (347,708,760)
Net unrealized depreciation                                  ($254,479,647)

                        Realty Income
      & Growth Fund
Cost of investments                                                    $90,321,356
Gross unrealized appreciation                                   24,351,993
Gross unrealized depreciation                                  (17,372,097)
Net unrealized depreciation                                      ($6,979,896)

   Cyclical Advantage
       Property Fund
Cost of investments                                                     $66,181,228
Gross unrealized appreciation                                      8,728,524
Gross unrealized depreciation                                  (17,949,643)
Net unrealized depreciation                                      ($9,221,119)

                  Emerging Markets
   Real Estate Fund
Cost of investments                                                   $1,687,451
Gross unrealized appreciation                                     653,221
Gross unrealized depreciation                                   (166,582)
Net unrealized appreciation                                       $486,639

            Global
 Infrastructure Fund
Cost of investments                                                   $1,532,686
Gross unrealized appreciation                                     292,458
Gross unrealized depreciation                                      (38,625)
Net unrealized appreciation                                       $253,833

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title)   /s/ Samuel A. Lieber
                                                                   Samuel A. Lieber, President

Date  03/29/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
                                                                   Samuel A. Lieber, President

Date  03/29/2010

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.
                                                                   Ronald G. Palmer, Jr., Chief Financial Officer

Date  03/29/2010

* Print the name and title of each signing officer under his or her signature.